Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits
Current	$ 1,324,599	$ 606,645
Non-current	53,439,952	48,032,415
Total	$ 54,764,551	$ 48,639,060